Share based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs outstanding
Subscription rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of summary of other equity instruments outstanding and exercisable per plan

				Outstanding					Outstanding	Exercisable
				per	Granted	Exercised	Forfeited	Expired	per	per
	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
Subscription right plan	date	date	price (€)	2022	year	year	year	year	2022	2022
2014	07/25/2014	07/24/2022	14.54	127,540		(127,540)			—	—
2015	04/30/2015	04/29/2023	28.75	199,223		(136,000)			63,223	63,223
2015 (B)	12/22/2015	12/21/2023	49.00	256,500		(15,000)			241,500	241,500
2015 RMV	12/22/2015	12/21/2023	49.00	35,000					35,000	35,000
2016	06-01-2016	05/31/2024	46.10	330,750		(4,250)	(1,000)		325,500	325,500
2016 RMV	06-01-2016	05/31/2024	46.10	69,000					69,000	69,000
2016 (B)	01/20/2017	01/19/2025	62.50	10,000					10,000	10,000
2017	05/17/2017	05/16/2025	80.57	595,500			(5,500)		590,000	590,000
2017 RMV	05/17/2017	05/16/2025	80.57	127,500					127,500	127,500
2018	04/19/2018	04/18/2026	79.88	1,005,995			(31,000)		974,995	974,995
2018 RMV	04/19/2018	04/18/2026	79.88	137,500					137,500	137,500
2019	04-10-2019	04-09-2027	95.11	1,300,840			(83,850)		1,216,990
2019 RMV	04-10-2019	04-09-2027	95.11	190,500			(4,500)		186,000
2020	04/17/2020	04/16/2028	168.42	1,617,928			(159,684)		1,458,244
2020RMV	04/17/2020	04/16/2028	168.42	227,475			(18,400)		209,075
2021BE	04/30/2021	04/29/2029	64.76	1,084,036			(42,888)		1,041,148
2021RMV	04/30/2021	04/29/2029	64.76	282,550			(24,850)		257,700
2021ROW	04/30/2021	04/29/2029	64.76	982,000			(198,625)		783,375
2022 (A)	01/13/2022	01-12-2030	46.18		30,000				30,000
2022 (B)	01/26/2022	01/25/2030	50.00		1,000,000				1,000,000
2022BE	05-06-2022	05-05-2030	57.46		839,400		(7,858)		831,542
2022BE	08-05-2022	08-04-2030	51.58		72,000				72,000
2022RMV	05-06-2022	05-05-2030	57.46		244,389				244,389
2022ROW	05-06-2022	05-05-2030	57.46		875,450		(1,675)		873,775
2022ROW	08-05-2022	08-04-2030	51.58		60,000		(27,600)		32,400
Total				8,579,837	3,121,239	(282,790)	(607,430)	—	10,810,856	2,574,218

Schedule of summary of other equity instruments outstanding and exercisable

				Outstanding					Outstanding	Exercisable
				per	Granted	Exercised	Forfeited	Expired	per	per
	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
Subscription right plan	date	date	price (€)	2022	year	year	year	year	2022	2022
2014	07/25/2014	07/24/2022	14.54	127,540		(127,540)			—	—
2015	04/30/2015	04/29/2023	28.75	199,223		(136,000)			63,223	63,223
2015 (B)	12/22/2015	12/21/2023	49.00	256,500		(15,000)			241,500	241,500
2015 RMV	12/22/2015	12/21/2023	49.00	35,000					35,000	35,000
2016	06-01-2016	05/31/2024	46.10	330,750		(4,250)	(1,000)		325,500	325,500
2016 RMV	06-01-2016	05/31/2024	46.10	69,000					69,000	69,000
2016 (B)	01/20/2017	01/19/2025	62.50	10,000					10,000	10,000
2017	05/17/2017	05/16/2025	80.57	595,500			(5,500)		590,000	590,000
2017 RMV	05/17/2017	05/16/2025	80.57	127,500					127,500	127,500
2018	04/19/2018	04/18/2026	79.88	1,005,995			(31,000)		974,995	974,995
2018 RMV	04/19/2018	04/18/2026	79.88	137,500					137,500	137,500
2019	04-10-2019	04-09-2027	95.11	1,300,840			(83,850)		1,216,990
2019 RMV	04-10-2019	04-09-2027	95.11	190,500			(4,500)		186,000
2020	04/17/2020	04/16/2028	168.42	1,617,928			(159,684)		1,458,244
2020RMV	04/17/2020	04/16/2028	168.42	227,475			(18,400)		209,075
2021BE	04/30/2021	04/29/2029	64.76	1,084,036			(42,888)		1,041,148
2021RMV	04/30/2021	04/29/2029	64.76	282,550			(24,850)		257,700
2021ROW	04/30/2021	04/29/2029	64.76	982,000			(198,625)		783,375
2022 (A)	01/13/2022	01-12-2030	46.18		30,000				30,000
2022 (B)	01/26/2022	01/25/2030	50.00		1,000,000				1,000,000
2022BE	05-06-2022	05-05-2030	57.46		839,400		(7,858)		831,542
2022BE	08-05-2022	08-04-2030	51.58		72,000				72,000
2022RMV	05-06-2022	05-05-2030	57.46		244,389				244,389
2022ROW	05-06-2022	05-05-2030	57.46		875,450		(1,675)		873,775
2022ROW	08-05-2022	08-04-2030	51.58		60,000		(27,600)		32,400
Total				8,579,837	3,121,239	(282,790)	(607,430)	—	10,810,856	2,574,218

		Weighted
		average
		exercise
	Subscription rights	price (Euro)
Outstanding on January 1, 2020	5,541,117	€70.1
Exercisable on December 31, 2019	1,139,682	30.2

Granted during the period	2,173,335	168.4
Forfeited during the year	(40,376)	144.8
Exercised during the period	(744,965)	38.0
Expired during the year	—	—
Outstanding on December 31, 2020	6,929,111	€104.0
Exercisable on December 31, 2020	1,168,967	37.8

Granted during the period	2,493,433	64.8
Forfeited during the year	(701,753)	118.5
Exercised during the period	(140,954)	23.5
Expired during the year	—	—
Outstanding on December 31, 2021	8,579,837	€92.7
Exercisable on December 31, 2021	1,751,013	56.6

Granted during the period	3,121,239	54.7
Forfeited during the year	(607,430)	100.0
Exercised during the period	(282,790)	23.7
Expired during the year	—	—
Outstanding on December 31, 2022	10,810,856	€83.1
Exercisable on December 31, 2022	2,574,218	70.3

Schedule of inputs into the valuation of the other equity instruments

	2022 (A)	2022 (B)	2022BE	2022 RMV/ROW	2022BE/ROW
	January 13	January 26	May 6	May 6	August 6
Exercise Price (€)	€46.18	€50.00	€57.46	€57.46	€51.58
Weighted average share price at acceptance date (€)	€46.21	€56.67	€51.64	€51.64	€44.55
Weighted average fair value at the acceptance date (€)	€16.10	€24.53	€20.73	€18.92	€17.07
Weighted average estimated volatility (%)	41.80	40.80	42.59	42.65	41.75
Weighted average expected life of the subscription rights (years)	4.72	5.95	6.37	5.36	5.68
Weighted average risk free rate (%)	(0.13)	0.67	1.33	1.26	2.70
Expected dividends	None	None	None	None	None

	2021	2021 RMV/ROW	2020	2020 RMV
	April 30	April 30	April 17	April 17
Exercise Price (€)	€64.76	€64.76	€168.42	€168.42
Weighted average share price at acceptance date (€)	€61.10	€61.10	€178.95	€178.95
Weighted average fair value at the acceptance date (€)	€22.72	€20.68	€86.45	€85.79
Weighted average estimated volatility (%)	40.73	40.61	51.30	51.32
Weighted average expected life of the subscription rights (years)	6.43	5.36	6.00	6.00
Weighted average risk free rate (%)	(0.21)	(0.29)	(0.44)	(0.44)
Expected dividends	None	None	None	None

Schedule of summary of other equity instruments outstanding by category

	December 31,
	2022	2021	2020 (1)

	(in number of subscription rights)
Members of the Board of Directors	75,000	157,560	157,560
Members of the Executive Committee	1,864,000	1,965,000	2,101,874
Personnel	8,871,856	6,457,277	4,669,677
Total subscription rights outstanding	10,810,856	8,579,837	6,929,111

(1)	Piet Wigerinck was a member of the Executive Committee until November 30, 2021. Note that his outstanding subscription rights at December 31, 2020, were reported on the line ‘Members of the Executive Committee’ while at December 31, 2021 his outstanding subscription rights are presented on the line ‘Personnel’.

Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of summary of other equity instruments outstanding and exercisable per plan

		Outstanding				Outstanding
		per	Granted	Forfeited	Paid in cash	per
	Offer	January 1,	during	during	during	December 31,
RSU plan	date	2022	year	year	year	2022
Plan 2019.I.	10/16/2019	28,000		—	(28,000)	—
Plan 2019.II.	10/16/2019	42,504		(9,090)	(20,483)	12,931
Plan 2019.III.	10/16/2019	30,460		—	(30,460)	—
Plan 2020.I.	06-05-2020	32,527		(7,359)	(8,058)	17,110
Plan 2020.II.	07-05-2020	41,968		(10,831)	(13,511)	17,626
Plan 2021.I.	05-05-2021	154,616		(27,146)	(34,870)	92,600
Plan 2021.II.	05-06-2021	40,620		(9,478)	(8,801)	22,341
Plan 2021.III.	06/03/2021	38,175		(9,233)	(12,683)	16,259
Plan 2021.IV.	09/24/2021	248,933		(84,865)	(62,230)	101,838
Plan 2022.I.	03-05-2022		209,118	(14,480)	—	194,638
Plan 2022.II.	5/05/2022 - 5/08/2022		249,000	—	—	249,000
Plan 2022.III.	07-06-2022		12,155	(403)	—	11,752
Total		657,803	470,273	(172,885)	(219,096)	736,095

Schedule of summary of other equity instruments outstanding by category

	December 31,
	2022	2021	2020

	(in number of RSUs)
Members of the Executive Committee	332,038	384,340	229,276
Personnel	404,057	273,463	84,320
Total outstanding RSUs	736,095	657,803	313,596